COHEN & STEERS INFRASTRUCTURE OPPORTUNITIES ACTIVE ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

		Shares/Units	Value
COMMON STOCK	96.9%
AUSTRALIA	5.0%
TRANSPORT LOGISTICS
Qube Holdings Ltd.		284,195	$904,667

BRAZIL	3.8%
ELECTRIC
Cia Paranaense de Energia—Copel		290,293	692,921

CANADA	5.6%
MIDSTREAM
TC Energy Corp.		18,472	1,017,168

CHINA	2.8%
GAS DISTRIBUTION
ENN Energy Holdings Ltd., (H Shares)		57,400	510,373

FRANCE	4.1%
TOLL ROADS
Vinci SA		5,309	749,008

ITALY	4.7%
COMMUNICATIONS
RAI Way SpA(a)		128,766	845,911

JAPAN	4.0%
RAILWAYS
Central Japan Railway Co.		26,500	733,724

MALAYSIA	2.9%
ELECTRIC
Tenaga Nasional Bhd.		156,100	527,770

MEXICO	2.6%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B		14,466	466,672

PHILIPPINES	3.7%
MARINE PORTS
International Container Terminal Services, Inc.		70,190	676,458

UNITED ARAB EMIRATES	4.9%
DIVERSIFIED	2.7%
Alec Holdings PJSC(b)		1,154,922	477,975

MARINE PORTS	2.2%
Abu Dhabi Ports Co. PJSC(b)		309,828	402,390

TOTAL UNITED ARAB EMIRATES			880,365

UNITED KINGDOM	4.0%
WATER
Pennon Group PLC		102,864	731,408

UNITED STATES	48.8%
COMMUNICATIONS	3.9%
Crown Castle, Inc.		7,885	700,740

DIVERSIFIED	2.6%
MasTec, Inc.(b)		2,172	472,128

		Shares/Units	Value
ELECTRIC	27.3%
Alliant Energy Corp.		10,470	$680,655
Black Hills Corp.		13,422	931,755
DTE Energy Co.		3,104	400,354
Duke Energy Corp.		3,508	411,173
Entergy Corp.		10,089	932,526
Evergy, Inc.		8,404	609,206
NextEra Energy, Inc.		12,388	994,508

			4,960,177

MIDSTREAM	5.9%
Venture Global, Inc., Class A		22,074	150,545
Williams Cos., Inc.		15,193	913,251

			1,063,796

RAILWAYS	9.1%
CSX Corp.		29,206	1,058,718
Norfolk Southern Corp.		2,056	593,608

			1,652,326

TOTAL UNITED STATES			8,849,167

TOTAL COMMON STOCK (Identified cost—$17,541,413)			17,585,612

SHORT-TERM INVESTMENTS	3.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(c)		282,299	282,299
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(c)		276,617	276,617

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$558,916)			558,916

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$18,100,329)	100.0%		18,144,528
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		2,083

NET ASSETS	100.0%		$18,146,611

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	AUD	735,957	USD	486,221	1/22/26	$(4,972)
Brown Brothers Harriman	AUD	137,298	USD	90,833	1/22/26	(803)
Brown Brothers Harriman	AUD	100,156	USD	66,561	1/22/26	(285)
Brown Brothers Harriman	AUD	370,832	USD	248,612	1/22/26	1,111
Brown Brothers Harriman	CAD	764,325	USD	554,832	1/22/26	(2,540)
Brown Brothers Harriman	CAD	136,790	USD	99,512	1/22/26	(240)
Brown Brothers Harriman	CAD	101,684	USD	74,015	1/22/26	(136)
Brown Brothers Harriman	CAD	409,570	USD	299,693	1/22/26	1,020
Brown Brothers Harriman	EUR	742,313	USD	870,789	1/22/26	(2,280)
Brown Brothers Harriman	EUR	131,561	USD	154,511	1/22/26	(224)
Brown Brothers Harriman	EUR	99,610	USD	117,211	1/22/26	55
Brown Brothers Harriman	EUR	375,898	USD	443,477	1/22/26	1,366
Brown Brothers Harriman	GBP	300,749	USD	402,860	1/22/26	(2,527)
Brown Brothers Harriman	GBP	53,069	USD	71,071	1/22/26	(463)
Brown Brothers Harriman	GBP	36,126	USD	48,538	1/22/26	(157)
Brown Brothers Harriman	GBP	144,948	USD	195,708	1/22/26	329
Brown Brothers Harriman	HKD	275,318	USD	35,394	1/22/26	(3)
Brown Brothers Harriman	HKD	2,655,367	USD	341,429	1/22/26	28
Brown Brothers Harriman	HKD	1,117,303	USD	143,684	1/22/26	32
Brown Brothers Harriman	JPY	9,851,800	USD	62,842	1/22/26	(143)
Brown Brothers Harriman	JPY	11,771,346	USD	75,896	1/22/26	638
Brown Brothers Harriman	JPY	27,928,700	USD	179,420	1/22/26	864
Brown Brothers Harriman	JPY	65,246,154	USD	420,006	1/22/26	2,870
Brown Brothers Harriman	MXN	4,450,425	USD	246,299	1/22/26	(445)
Brown Brothers Harriman	MXN	781,146	USD	43,276	1/22/26	(32)
Brown Brothers Harriman	MXN	898,967	USD	49,814	1/22/26	(27)
Brown Brothers Harriman	MXN	2,461,833	USD	137,183	1/22/26	693

						$(6,271)

Glossary of Portfolio Abbreviations

AUD	Australia Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japan Yen
MXN	Mexico Peso
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$17,585,612	$—	$—	$17,585,612
Short-Term Investments	—	558,916	—	558,916

Total Investments in Securities	$17,585,612	$558,916	$—	$18,144,528

Forward Foreign Currency Exchange Contracts	$—	$9,006	$—	$9,006

Total Derivative Assets	$—	$9,006	$—	$9,006

Forward Foreign Currency Exchange Contracts	$—	$(15,277)	$—	$(15,277)

Total Derivative Liabilities	$—	$(15,277)	$—	$(15,277)

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $845,911 which represents 4.7% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non–income producing security.
(c)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS INFRASTRUCTURE OPPORTUNITIES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.